Consolidated Statements of Cash Flow - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Statement of Cash Flows [Abstract]
Loss		$ (6,135)	$ (8,667)	$ (18,769)		$ (14,308)
Depreciation and impairment of property and equipment and right-of-use assets		729	435	1,861		1,055
Amortization and impairment of intangible assets		11	18	32		71
(Gain) or loss on disposal or sale of property and equipment		26	(355)	(292)		(89)
Impairment of inventory		84
Share-based payments		1,144	3,440	7,185		687
Financing expenses, net		135	1,109	1,361		2,732
Revaluation of government grants		(37)	(144)	(203)		(247)
Loan forgiveness guaranteed by the US government			(166)	(166)
Income from disposal of foreign operation			(466)	(466)
Loss from early termination of leases						96
Remeasurement of options				38
Total		2,092	3,871	9,350		4,305
Decrease (increase) in accounts receivable		(106)	6	(122)		438
Decrease (increase) in other accounts receivable		29	(373)	(108)		794
Increase (decrease) in accounts payable		(227)	193	92		(79)
Increase (decrease) in other payables		(188)	297	114		28
Net increase decrease of assets and liabilities		(492)	123	(24)		1,181
Net cash used in operating activities		(4,535)	(4,673)	(9,443)		(8,822)
Change in restricted cash, net			(11)	(14)		94
Investments in deposits		(6)	(2)	(4)
Proceeds from sale of property and equipment		7	983	997		2
Purchase of property and equipment		(235)	(334)	(518)		(1,063)
Net cash provided by (used in) investing activities		(234)	636	461		(967)
Repayment of loans received			(833)	(833)		(816)
Proceeds from exercise of options, net		12	3	4
Payment of interest for loans and leases		(24)	(38)	(66)		(170)
Payment of lease liability		(162)	(155)	(319)		(485)
Receipt of a guaranteed loan from the US government						166
Loan from related party	[1]	1,100
Proceeds from issuance of share capital, net				5,856
Proceeds from government grants		64	335	416		517
Payment of government grant royalties		(57)	(12)	(69)		(70)
Proceeds from convertible loan			4,063	5,446	[2]	8,004	[2]
Proceeds from SAFE			4,455	4,455
Cash provided by financing activities		933	7,818	14,890		7,146
Exchange rate differences of cash balances and cash equivalents		(1)	(5)	(2)		(114)
Net Increase (decrease) in cash and cash equivalents during the year		(3,837)	3,776	5,906		(2,757)
Cash and cash equivalent at the beginning of the period		6,686	780	780		3,537
Cash and cash equivalents at the end of the year		2,849	4,556	6,686		780
Change of use of Property and equipment to inventory				1,210
(a) Significant non-cash transactions:
Purchase of property and equipment on credit		14	34
Right-of-use asset recognized with corresponding lease liability		(10)	28	64		$ 740
Non-cash share issuance		3		6
Conversion of convertible loan, SAFE & Warrant liability				$ 19,402

[1]	See Note 4(d).
[2]	See note 13